Commitments and Contingencies (Details) $ in Millions	1 Months Ended
Sep. 30, 2019 USD ($) shares
Lessee, Lease, Description [Line Items]
Settlement amount paid to plaintiffs | $	$ 1.7
Preferred shares forfeited by plaintiffs	635
Common shares forfeited by plaintiffs	2,270